Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (7,366,487)	$ (1,441,412)
Adjusted to reconcile net loss to cash used in operating activities
Depreciation and amortization	677,315	507,340
Deferred tax expense(benefits)	837,871	(691,973)
Investment losses	1,349,773	926,560
Bad debt expense	1,760,973	506,460
Amortization of right-of-use assets	75,739	90,036
Changes in operating assets and liabilities:
Accounts and notes receivable, net	2,924,743	(1,039,433)
Due from related parties	27,187	94,161
Operating lease liabilities	(31,521)	162,385
Inventories	(8,772,758)	97,999
Advance to suppliers	(4,611,861)
Prepaid expenses and other current assets	(363,578)	(3,358,745)
Accounts payable	5,463,377	19,568
Income taxes payable	(390,318)	(2,975,860)
Deferred revenue	1,471,736	56,833
Deferred government subsidy	3,084,754
Right-of-use asset	53,145	(301,912)
Accrued expenses and other current liabilities	205,274	(189,266)
Net cash used in operating activities	(3,604,636)	(7,537,259)
Cash flows from investing activities
Purchase of plants, property and equipment	(2,040,196)	(105,150)
Purchase of construction in progress	(18,479,288)
Prepayment for construction and equipment	(4,727,521)
Loans to third parties	(1,078,330)
Purchase of long-term investments		(1,236,132)
Purchase of short-term investments		(8,000,000)
Net cash used in investing activities	(26,325,335)	(9,341,282)
Cash flows from financing activities
Loans from related parties	817,492
Proceeds from issuance of ordinary shares in connection with initial public offering, net of issuance cost		27,506,931
Proceeds from capital contributions by non-controlling shareholders	36,991,979
Net cash provided by financing activities	37,809,471	27,506,931
Effect of foreign exchange rate on cash and cash equivalents	255,263	134,835
Net increase in cash and cash equivalents	8,134,763	10,763,225
Cash, cash equivalents and restricted cash, beginning of period	14,616,215	10,966,012
Cash, cash equivalents and restricted cash, end of period	22,750,978	21,729,237
Cash, cash equivalent and restricted cash, end of period	22,750,978	21,729,237
Less: Non-current restricted cash	700,094	700,000
Cash and equivalent cash, end of period	22,050,884	21,029,237
Supplemental non cash transactions
Capital contribution through intangible assets from NCI	$ 4,881,198